Note 6 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2014	June 30, 2015
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	4,200,000	3,800,000
Manolis Shipping Ltd.	5,200,000	5,000,000
Saf Concord Shipping Ltd.	4,250,000	3,750,000
Pantelis Shipping Corp.	6,240,000	5,680,000
Aggeliki Shipping Ltd.	3,652,000	3,046,000
Noumea Shipping Ltd.	9,240,000	8,520,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	14,600,000	13,900,000
Euroseas Ltd.	6,875,000	6,125,000
	54,257,000	49,821,000
Less: Current portion	(19,512,000)	(18,556,000)
Long-term portion	$34,745,000	$31,265,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2015	$10,576,000
2016	17,570,000
2017	8,775,000
2018	3,900,000
Thereafter	9,000,000
Total	$49,821,000